Ordinary shares	12 Months Ended
Dec. 31, 2021
Ordinary shares
Ordinary shares

24 Ordinary shares

As of December 31, 2021, the authorised share capital of the Company is US$100,000 divided into 5,000,000,000 shares, comprising of (i) 4,000,000,000 Class A ordinary shares with a par value of US$0.00002 each, (ii) 500,000,000 Class B ordinary shares with a par value of US$0.00002 each, and (iii) 500,000,000 shares with a par value of US$0.00002 each of such class or classes (however designated) as the board of directors may determine in accordance with the post-offering memorandum and articles of association. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote, and is not convertible into Class B ordinary shares under any circumstances. Each Class B ordinary share is entitled to ten votes and is convertible into one Class A ordinary share at any time by the holder thereof.

In July 2021, the Company completed its IPO and 79,200,000 Class A ordinary shares were issued, with proceeds of RMB28,033,106 (US$4,331,978), net of underwriter commissions and relevant offering expenses. All of the preferred shares were automatically converted into 933,307,510 Class A ordinary shares immediately upon the completion of IPO. As of December 31, 2021, 1,074,091,492 Class A Ordinary Shares and 108,542,356 Class B Ordinary Shares were issued and outstanding by the Company.